Transactions with Affiliates (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	May 31, 2010	Mar. 31, 2009	Mar. 31, 2010
Related Party Transaction [Line Items]
Trade receivables from	¥ 131,974			¥ 152,215
Trade payables to	94,821			133,250
Purchases from	789,701	771,349	948,442
Sales to	¥ 590,077	¥ 510,630	¥ 515,590